Costs of Sales (Tables)	12 Months Ended
Dec. 31, 2024
Costs of Sales
Schedule of costs of sales

	2024	2023
Costs of stream sales	$114.3	$164.5
Mineral production taxes	2.5	2.1
Mining costs of sales	$116.8	$166.6
Energy costs of sales	12.2	12.7
	$129.0	$179.3